Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of inventory

The composition of inventory is as follows (in thousands)~~:~~

	June 30, 2022	December 31, 2021
Raw materials	$3,555	$245
Work in progress	14,319	90
Finished goods	5,896	5,824
Total	$23,770	$6,159
The composition of inventory is as follows (in thousands):

December 31,
2021
Raw materials	$245
Work in progress	90
Finished goods	5,824
Total	$6,159